Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Wages, salaries and similar expenses	$ 201,720	$ 220,293	$ 232,880
Pension plan contributions	7,952	7,978	7,977
Employee benefit costs	70,192	77,588	73,953
Staff costs	$ 279,864	$ 305,859	$ 314,810